Risk and capital management (Tables)	12 Months Ended
Dec. 31, 2023
Risk and capital management
Schedule of division of responsibility for risk, liquidity and capital management
Schedule of detailed risk statement

Detailed risk statement

Risk class	Risk management	Risk profile	Risk appetite

Credit risk

Credit risk is the risk of default on debt that may arise from a borrower failing to make required payments. A credit risk can be of the following types:

Credit default risk – The risk of loss arising from a debtor being unlikely to pay its loan obligations in full or the debtor is more than 90 days past due on any material credit obligation. Default risk may impact all credit-sensitive transactions, including loans, securities and derivatives.

Concentration risk – The risk associated with any single exposure or group of exposures. It may arise in the form of single-name concentration, geography or industry concentration.

Country risk – The risk of loss arising from a sovereign state freezing foreign currency payments (transfer/conversion risk) or when it defaults on its obligations (sovereign risk).

Lending must be based on in-depth knowledge of SEK’s counterparties as well as counterparties’ repayment capacity. Lending must also be aligned with SEK’s mission based on its owner instruction. SEK’s credit risks are mitigated through a risk-based selection of counterparties and managed through the use of guarantees, credit insurance, netting agreements and other types of collateral. Furthermore, SEK’s lending is guided by the use of a normative credit policy, specifying principles for risk levels and lending terms. Concentrations that occur naturally as a result of the Company’s mission are accepted, but the Company continuously works towards reducing the risk of concentration where this is possible.

ESG factors have been integrated into SEK’s internal rating method for assessing corporate counterparties.

SEK’s lending portfolio is of a high credit quality. The Company’s mission naturally entails certain concentration risks, such as geographical concentration risk in Sweden. The net risk is principally limited to counterparties with high creditworthiness, such as export credit agencies (ECAs), major Swedish exporters, banks and insurers. SEK invests its liquidity in high credit quality securities, primarily with short maturities.

Low

Liquidity risk

Liquidity risk is the risk, within a defined period of time, of the Company not being able to refinance its existing assets or being unable to meet the need for increased liquidity. Liquidity risk also includes the risk of having to borrow funds at unfavorable interest rates or needing to sell assets at unfavorable prices in order to meet payment commitments. Liquidity risk encompasses financing risk and market liquidity risk.

SEK shall have diversified funding to ensure that funding is available through maturity for all credit commitments — credits outstanding as well as agreed but undisbursed credits. The size of SEK’s liquidity investments must ensure that new lending can take place even during times of financial stress.

SEK has secured its funding for all its credit commitments, including those agreed but not yet disbursed. In addition, the size of SEK’s liquidity investments allow new lending to continue at a normal pace, even during times of stress. As a consequence of SEK having secured its funding for all its credit commitments, the remaining term to maturity for available funding is longer than the remaining term to maturity for lending.

Low

Market risk

Market risk is defined as the risk of the Company’s results, capital or value being affected in an adverse manner from changes in the financial markets, such as movements in interest rates, foreign exchange rates, basis spreads or credit spreads. Value encompasses both accounting value and economic value.

SEK conducts no active trading. The core of SEK’s market risk strategy is to borrow funds in the form of bonds which, regardless of the market risk exposures in the bonds, are hedged by being swapped to a floating interest rate. Borrowed funds are used either immediately for lending, mainly at a floating rate of interest, or swapped to a floating rate, or to ensure that SEK has sufficient liquidity. The aim is to hold assets and liabilities to maturity.

		SEK’s business model leads to exposures towards market movements, mainly to interest rates, basis spreads, credit spreads and foreign exchange rates.	Low

Risk class	Risk management	Risk profile	Risk appetite

Operational risk

Operational risk is the risk of losses stemming from inadequate or failed internal processes, people and systems or from external events. Operational risk includes legal risks, Information and communications technology (“ICT”) and information security risks.

SEK manages the operational risk on an ongoing basis through mainly efficient internal control procedures, performing risk analysis before changes, focus on continuous improvements and business continuity management. Costs to reduce risk exposures must be in proportion to the effect that such measures have.

		Operational risks arise in all parts of the business. The vast majority of incidents that have occurred are minor events that are rectified promptly within each function.	Low
Compliance risk Compliance risk is the risk of failure to meet obligations pursuant on the one hand to legislation, ordinances and other regulations, and on the other hand, to internal rules.

SEK works continuously to develop tools and knowledge to help identify the Company’s compliance risks. The Company analyses and monitors compliance risks with the intention of continuously reducing the risk of non-compliance with regulations.

		SEK’s operations lead to exposure to the risk of failing to comply with current regulatory requirements and ordinances in markets in which the Company operates.	Low

Business and strategic risk

Business risk is the risk of an unexpected decline in revenues as a result of a reduction in volumes (for example due to competitive conditions) and/or pressure on margins.Strategic risk is defined as the risk of lower revenues resulting from strategic initiatives that fail to achieve the pursued results, inefficient organizational changes,improper implementation of decisions,unwanted effects from outsourcing,or the lack of adequate response to changes in the regulatory and business environment. Strategic risk focuses on large scale and structural risk factors.

SEK’s executive management is responsible for identifying and managing the strategic risks, monitoring the external business environment and developments in the markets in which SEK conducts operations and for proposing the strategic direction to the Board.

SEK’s strategic risks mainly arise through changes in the external operating environment, such as market conditions, which could result in limited lending opportunities for SEK, and regulatory reforms from two perspectives: (1) the impact of these reforms on SEK’s business model; and (2) the requirements on the organization resulting from increased regulatory complexity.

Low to moderate

Risk class	Risk management	Risk profile	Risk appetite

Sustainability risk and ESG factors

Sustainability risk is the risk that SEK’s lending operations or liquidity investments have a negative direct or indirect effect in the areas of ethics, anti-corruption, environment and climate, human rights or labor conditions (impact-out). Human rights include the rights of the child, labor conditions include gender equality and diversity, and ethics include tax transparency.

ESG factors are environmental, social and governance-related factors that could potentially have a positive or negative effect on the financial position or solvency of SEK’s counterparties and, ultimately, on SEK’s financial risks (impact-in).

Sustainability risks are managed according to a risk-based approach. Sustainability risks are identified and assessed at transaction-, counterparty- and country-level. In the event of elevated sustainability risk, an in-depth sustainability review is conducted that assesses the capacity of the counterparty to manage the identified risks and whether the transaction is within SEK’s risk appetite over the term of the credit. Through various risk drivers and micro- and macroeconomic transmission channels, E, S and G factors can impact SEK’s financial risk classes. The current impact is assessed as mainly affecting credit risk where it is taken into consideration within the credit risk management process.

SEK is indirectly exposed to sustainability risks in connection to its lending activities. A high inherent risk may arise when financing large projects or businesses in countries and/or sectors with high sustainability risk. Countries are assessed according to the risk of corruption, negative impact on human rights, including labor conditions, and the risk of money laundering, terrorist financing and tax jurisdiction. SEK can finance businesses with high emissions provided that they are assessed as contributing positively to the climate transition over time.

Low to moderate